Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. [Line Items]
Deferred tax assets, Gross amount	$ 8,589,194	$ 4,526,905	$ 1,986,814	$ 320,524
Deferred tax assets, Tax effect	1,631,947	860,112	377,495	60,900
United Kingdom [Member]
Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. [Line Items]
Deferred tax assets, Gross amount	3,641,516	4,526,905	1,986,814	320,524
Deferred tax assets, Tax effect	691,888	$ 860,112	$ 377,495	$ 60,900
Luxembourg [Member]
Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. [Line Items]
Deferred tax assets, Gross amount	3,267,560
Deferred tax assets, Tax effect	620,837
Argentina [Member]
Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. [Line Items]
Deferred tax assets, Gross amount	1,484,790
Deferred tax assets, Tax effect	282,110
United States of America [Member]
Deferred Tax and Income Tax (Details) - Schedule of Estimated Future Taxable Profit. [Line Items]
Deferred tax assets, Gross amount	195,328
Deferred tax assets, Tax effect	$ 37,112